Rule 497(d)




                                    FT 5541
        Richard Bernstein Advisors Tactical Series, Merger & Acquisition
                               Portfolio, 2015-2

                          Supplement to the Prospectus

     Notwithstanding anything to the contrary in the Prospectus, the Ticker Symbol for the Trust was incorrectly identified and should be replaced with "FHKJNX."

July 21, 2015